Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Senior	139,267	96,048
Subordinated	25,179	21,002
Non-recourse liabilities from consolidated VIEs	13,452	12,992
Long-term debt	177,898	130,042
of which reported at fair value	81,166	63,369
Structured notes
Long-term debt
Long-term debt	50,469	34,815
Bank
Long-term debt
Senior	135,196	91,384
Subordinated	24,299	22,365
Non-recourse liabilities from consolidated VIEs	13,452	12,992
Long-term debt	172,947	126,741
of which reported at fair value	80,260	62,462
Bank | Structured notes
Long-term debt
Long-term debt	50,469	34,817